Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	FAIR VALUE MEASUREMENTS

Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as follows: Level 1, which refers to securities valued using unadjusted quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Fair value calculations may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth by level, within the fair value hierarchy, the assets and liabilities of the Plan and the Master Trust at fair value as of December 31, 2025:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Total
Plan investments, excluding interest in Master Trust:
Participant-directed brokerage accounts	$113,362,614	$—	$113,362,614
Corteva common stock	110,555,947	$—	110,555,947
Total Plan investments, at fair value	$223,918,561	$—	$223,918,561

Master Trust investments:
Common stocks	$1,998,765,206	$—	$1,998,765,206
Preferred stocks	5,792,156	—	5,792,156
Mutual funds	26,745,671	—	26,745,671
Exchange traded funds	12,017,476	—	12,017,476
Total Master Trust investment assets	2,043,320,509	—	2,043,320,509

Other financial instruments[1]	—	(95)	(95)
Subtotal	2,043,320,509	(95)	2,043,320,414

Master Trust investments measured at net asset value:[2]
Common collective trusts			3,513,747,346

Total Master Trust assets, at fair value	$2,043,320,509	$(95)	$5,557,067,760
 ___________________________________
1.Other financial instruments is primarily comprised of forwards.
2.In accordance with Accounting Standards Update ("ASU") 2015-07, "Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share or its Equivalent," certain investments reported at fair value using the net asset value practical expedient have been excluded from the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the total Master Trust investments at fair value.
The following table sets forth by level, within the fair value hierarchy, the assets and liabilities of the Plan and the Master Trust at fair value as of December 31, 2024:

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Total
Plan investments, excluding interest in Master Trust:
Participant-directed brokerage accounts	$96,104,203	$—	$96,104,203
Corteva common stock	104,387,543	$—	104,387,543
Total Plan investments, at fair value	$200,491,746	$—	$200,491,746

Master Trust investments:
Common stocks	$1,729,288,334	$—	$1,729,288,334
Preferred stocks	5,311,051	—	5,311,051
Fixed income securities
Government mortgage-backed securities	—	1,339	1,339
Mutual funds	20,965,394	—	20,965,394
Exchange traded funds	10,856,546	—	10,856,546
Total Master Trust investment assets	1,766,421,325	1,339	1,766,422,664

Other financial instruments[1]	—	168,858	168,858
Subtotal	1,766,421,325	170,197	1,766,591,522

Master Trust investments measured at net asset value:[2]
Common collective trusts			3,270,747,245

Total Master Trust assets, at fair value	$1,766,421,325	$170,197	$5,037,338,767
 ___________________________________
1.Other financial instruments is primarily comprised of collateral receivable.
2.In accordance with ASU 2015-07, "Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share or its Equivalent," certain investments reported at fair value using the net asset value practical expedient have been excluded from the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the total Master Trust investments at fair value.
The following summarizes CCTs measured at fair value based on net asset value per share as of December 31, 2025 and 2024. Redemption for common collective trusts is permitted daily and there are no unfunded commitments.

	Fair Value		Redemption Notice Period
	December 31, 2025	December 31, 2024
Northern Trust Collective Treasury Inflation-Protected Securities (TIPS) Index Fund - Non-Lending	$68,910,569	$49,108,790	By 9:30 AM CST on valuation date
Northern Trust Collective Aggregate Bond Index Fund - Non-Lending	352,005,419	438,997,179	By 9:30 AM CST on valuation date
Northern Trust Collective EAFE® Index Fund - Non-Lending	518,048,646	442,222,702	By 9:30 AM CST one business day prior to valuation date
Northern Trust Collective US Real Estate Index Fund - Non-Lending	3,770,644	4,674,093	By 9:30 AM CST on valuation date
Northern Trust Collective Russell 2000 Index Fund - Non-Lending	248,696,073	244,931,426	By 9:30 AM CST on valuation date
Northern Trust Collective S&P 400® Index Fund - Non-Lending	373,251,483	353,421,496	By 9:30 AM CST on valuation date
Northern Trust Collective S&P 500® Index Fund - Non-Lending	1,737,097,478	1,553,062,552	By 9:30 AM CST on valuation date
Northern Trust Collective Government Short Term Investment Fund	87,760,711	91,607,398	By 2:00 PM CST on valuation date
Voya Core Plus Trust Fund Class 1	62,249,461	48,065,505	By 1:00 PM EST on valuation date
Wellington Trust Company National Association Collective Fund II	61,956,862	44,656,104	By 4:00 PM EST on valuation date
	$3,513,747,346	$3,270,747,245